WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
WARRANTS
Schedule of Summary of warrants outstanding
	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Intrinsic Value
Outstanding at March 31, 2021	3,700,000	$0.15	2.00	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Outstanding at March 31, 2022	3,700,000	$0.15	1.35	$-
Granted	500,000	0.12	1.50	-
Exercised	(3,700,000)	-	-	-
Expired	-	-	-	-
Outstanding as of June 30, 2022	500,000	$0.12	1.25	$-

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Intrinsic Value
Outstanding at March 31, 2020	--	$0.00	0.00	$-
Granted	3,700,000	0.15	2.00
Exercised	--	-	--	--
Expired	--	-	--	--
Outstanding at March 31, 2021	3,700,000	$0.04	1.35	$-
Granted	--
Exercised	--
Expired	--
Outstanding at March 31, 2022	3,700,000	$0.04	0.35	$-